Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 56,807	$ 8,914	¥ 180,093	¥ 121,814
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 49,683	$ 7,796	¥ 164,153	¥ 109,760
Percentage of revenues	87.00%	87.00%	91.00%	90.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 4,404	$ 691	¥ 4,550
Percentage of revenues	8.00%	8.00%	3.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,199	$ 345	¥ 2,388	¥ 5,035
Percentage of revenues	4.00%	4.00%	1.00%	4.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 521	$ 82	¥ 9,002	¥ 7,019
Percentage of revenues	1.00%	1.00%	5.00%	6.00%